Vessels - Vessel sales (Details) $ in Thousands	3 Months Ended			5 Months Ended	12 Months Ended			24 Months Ended
	Sep. 30, 2022 vessel	Jun. 30, 2022 vessel	Mar. 31, 2022 vessel	Nov. 30, 2023 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) vessel
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel	2	9	7			18		20
Vessels and drydock					$ 3,577,935	$ 3,089,254		$ 3,577,935
Right of use assets for vessels					0	689,826		$ 0
Gain (loss) on sale of vessels					12,019	(66,486)	$ 0
Write-off of deferred financing fees					$ 16,525	$ 11,463	$ 3,604
Number of vessels in agreement to sell | vessel						18
LR2 | Sale of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Write-off of goodwill						$ 700
STI Ville and STI Amber | MR | Sale of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel					2			2
STI Majestic | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel						1
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of vessels						$ 607,700
Vessels and drydock					$ 3,524,321	3,028,804		$ 3,524,321
Right of use assets for vessels					$ 0	$ 683,181		$ 0
Vessels | Sale of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel						17
Vessels and drydock						$ 637,800
Gain (loss) on sale of vessels						66,500
Repayments						347,400
Write-off of deferred financing fees						$ 3,500
Number of vessels in agreement to sell | vessel					19			19
Vessels | STI Ville and STI Amber | MR | Sale of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel				2
Proceeds from sale of vessels				$ 64,600
Accrued and unpaid selling costs				300
Vessels and drydock				52,600
Gain (loss) on sale of vessels				12,000
Vessels | STI Savile Row, STI Carnaby and STI Nautilus | LR2
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel						3
Vessels | STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision | LR1
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel						12
Vessels | STI Fontvieille, STI Benicia and STI Majestic | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel						3
Vessels | STI Majestic
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel						1
Vessels | STI Majestic | Sale of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel						1
Right of use assets for vessels						$ 35,400
Vessels | STI Amber | MR | Sale of Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Repayments				$ 8,200
Ballast water treatment systems
Disclosure of detailed information about property, plant and equipment [line items]
Contract liabilities					$ 0			$ 0